UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices)          (Zip code)

Andrew R. McCarroll, Esq.
Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code:          (901) 761-2474

Date of fiscal year end:          December 31

Date of reporting period:          March 31, 2010

Item 1. — Schedule of Investments

Longleaf Partners Fund
Schedule of Investments
March 31, 2010
(Unaudited)

	Shares	Value
Common Stock 83.4%
Broadcasting and Cable 9.6%
DIRECTV – Class A(d)*	23,883,238	$807,492,277

Construction Materials 4.6%
Cemex S.A.B. de C.V. ADS*	38,092,000	388,919,320

Entertainment 7.1%
The Walt Disney Corporation	17,035,082	594,694,712

Financial Services 2.7%
The Bank of New York Mellon Corporation	7,387,000	228,110,560

Hotels 5.5%
InterContinental Hotels Group PLC	14,913,894	233,560,067
InterContinental Hotels Group PLC ADR	151,495	2,369,382
Marriott International, Inc.(d)	7,117,767	224,352,016

		460,281,465

Insurance Brokerage 5.0%
Aon Corporation	7,826,299	334,261,230
Willis Group Holdings Public Limited Company	2,800,000	87,612,000

		421,873,230

Internet and Catalog Retail 4.7%
Liberty Media Holding Corporation – Interactive Series A*	25,630,943	392,409,737

Multi-Industry 4.2%
Koninklijke (Royal) Philips Electronics N.V.	7,649,618	245,282,060
Koninklijke (Royal) Philips Electronics N.V. ADR	3,406,731	109,083,527

		354,365,587

Natural Resources 13.0%
Chesapeake Energy Corporation	25,596,576	605,103,057
Pioneer Natural Resources Company	8,657,900	487,612,928

		1,092,715,985

Property & Casualty Insurance 4.7%
The NipponKoa Insurance Company, Ltd.	63,701,000	394,511,488

Restaurants 6.2%
Yum! Brands, Inc.	13,577,286	520,417,372

Technology 7.6%
Dell Inc.*	42,430,665	636,884,282

	Shares	Value

Telecommunications 5.3%
Level 3 Communications, Inc.*	142,006,754	$230,050,941
Telephone and Data Systems, Inc.	1,530,800	51,817,580
Telephone and Data Systems, Inc. – Special	5,666,200	169,079,408

		450,947,929

Transportation 3.2%
FedEx Corporation	2,930,629	273,720,748

Total Common Stocks (Cost $5,907,900,354)		7,017,344,692

	Principal
	Amount
Corporate Bonds 1.6%

Telecommunications 1.6%
Level 3 Communications, Inc., 15% Convertible Senior Notes due 1-15-13 (Cost $100,062,000)	100,062,000	133,707,848

	Principal
	Amount
Short-Term Obligations 15.1%
Repurchase Agreement with State Street Bank, 0.0% due 4-1-10, Repurchase price $322,472,000 (Collateral: $328,050,000 U.S. Treasury Bonds, 0.43% – 3.12%, due 1-31-11 to 3-31-16, Value $328,922,675)	322,472,000	322,472,000
U.S. Treasury Bills, 0.091% – 0.122%, due 4-8-10 to 4-29-10	950,000,000	949,933,050

Total Short-Term Obligations (Cost $1,272,422,611)		1,272,405,050

Total Investments (Cost $7,280,384,965)	100.1%	8,423,457,590
Other Assets and Liabilities, Net	(0.1)	(7,441,525)

Net Assets	100.0%	$8,416,016,065

Net asset value per share		$25.75

*  Non-income producing security.

OPTIONS WRITTEN

			Unrealized
Description	Contracts	Market Value	Gain (Loss)

DIRECTV-Class A Call, Expiring 6-19-10, Strike Price $35	4,500,000	$(24,633,880)	$1,704,829
Marriott International, Inc. Call, Expiring 7-16-10, Strike Price $29	7,117,767	(4,680,000)	(14,656,326)

		$(29,313,880)	$(12,951,497)

See footnotes beginning on page 8.

Longleaf Partners Small-Cap Fund

Schedule of Investments
March 31, 2010
(Unaudited)

	Shares	Value
Common Stock 93.2%
Construction Materials 4.5%
Texas Industries, Inc.	3,590,320	$122,681,234

Education & Media 4.6%
The Washington Post Company – Class B	279,517	124,155,861

Funeral Services 4.9%
Service Corporation International	14,447,000	132,623,460

Grocery – Retail 3.6%
Ruddick Corporation	3,107,459	98,320,003

Information Technology 6.8%
Fair Isaac Corporation	7,216,400	182,863,576

Insurance Brokerage 3.9%
Willis Group Holdings Public Limited Company	3,398,000	106,323,420

Manufacturing 6.5%
Sealed Air Corporation	2,923,959	61,637,056
Worthington Industries, Inc.	6,581,000	113,785,490

		175,422,546

Medical and Photo Equipment 4.0%
Olympus Corporation	3,408,000	109,359,290

Natural Resources 11.6%
Pioneer Natural Resources Company	3,794,000	213,678,080
Potlatch Corporation	2,887,000	101,160,480

		314,838,560

Property & Casualty Insurance 14.7%
Everest Re Group, Ltd.	1,335,000	108,041,550
Fairfax Financial Holdings Limited	480,000	180,487,373
Markel Corporation*	288,000	107,902,080

		396,431,003

Restaurants 9.0%
DineEquity, Inc.*	2,978,100	117,724,293
Wendy’s/Arby’s Group, Inc.	25,136,597	125,682,985

		243,407,278

Retail 6.1%
Dillards, Inc. – Class A	6,995,748	165,099,653

	Shares	Value

Telecommunications 13.0%
Level 3 Communications, Inc.*	52,451,000	$84,970,620
tw telecom inc.*(b)	14,732,670	267,397,960

		352,368,580

Total Common Stocks (Cost $2,340,382,506)		2,523,894,464

	Principal
	Amount
Short-Term Obligations 4.8%

Repurchase Agreement with State Street Bank, 0.0% due 4-1-10, Repurchase price $131,270,000 (Collateral: $136,180,000 U.S. Treasury Bonds, 3.12% – 3.36%, due 3-31-16 to 11-30-16, Value $133,895,925)	131,270,000	131,270,000

Total Investments (Cost $2,471,652,506)	98.0%	2,655,164,464
Other Assets and Liabilities, Net	2.0	53,529,030

Net Assets	100.0%	$2,708,693,494

Net asset value per share		$24.15

*  Non-income producing security.

See footnotes beginning on page 8.

Longleaf Partners International Fund
Schedule of Investments
March 31, 2010
(Unaudited)

	Shares	Value
Common Stock 95.5%

Beverages 2.9%
Diageo plc	3,742,000	$62,803,920

Construction 5.0%
Hochtief AG	1,268,000	106,560,091

Construction Materials 4.6%
Cemex S.A.B. de C.V. ADS *	9,664,000	98,669,440

Education 2.6%
Benesse Holdings, Inc.	1,278,000	55,363,140

Financial Services 4.2%
Seven Bank, Ltd.	45,148	90,788,576

Hospitality Services 13.9%
Accor S.A.	3,064,500	169,537,157
Genting Berhad	63,066,000	127,601,349

		297,138,506

Insurance Brokerages 4.8%
Willis Group Holdings Public Limited Company	3,298,000	103,194,420

Medical and Photo Equipment 4.8%
Olympus Corporation	3,218,500	103,278,425

Multi-Industry 17.9%
ACS, Actividades de Construccion Y Servicios, S.A.	2,995,353	138,201,003
Cheung Kong Holdings Limited	12,893,000	166,055,962
Koninklijke (Royal) Philips Electronics N.V. ADR	2,471,000	79,121,420

		383,378,385

Natural Resources 4.3%
Japan Petroleum Exploration Co., Ltd.	1,816,900	92,117,938

Property & Casualty Insurance 20.8%
Fairfax Financial Holdings Limited	463,000	174,095,112
The NipponKoa Insurance Company, Ltd.	28,556,000	176,852,326
Sompo Japanese Insurance Company Inc.	13,995,000	95,206,118

		446,153,556

Restaurants 4.9%
Yum! Brands, Inc.	2,744,000	105,177,520

	Shares	Value

Technology 4.8%
Dell Inc. *	6,832,800	$102,560,328

Total Common Stocks (Cost $1,827,938,481)		2,047,184,245

	Principal
	Amount
Short-Term Obligations 3.3%

Repurchase Agreement with State Street Bank, 0.0% due 4-1-10, Repurchase price $72,146,000 (Collateral: $73,225,000 U.S. Treasury Bonds, 0.43% due 1-31-11, Value $73,591,125)	72,146,000	72,146,000

Total Investments (Cost $1,900,084,481)	98.8%	2,119,330,245
Other Assets and Liabilities, Net	1.2	25,417,606

Net Assets	100.0%	$2,144,747,851

Net asset value per share		$13.94

*  Non-income producing security.
OPEN FORWARD CURRENCY CONTRACTS

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Market Value	Loss

Malaysian Ringgit 6-25-10	80,000,000	$24,407,104	$(1,058,984)
Malaysian Ringgit 9-24-10	80,000,000	24,278,630	(971,323)
Malaysian Ringgit 12-17-10	80,000,000	24,180,818	(887,084)

		$72,866,552	$(2,917,391)

See footnotes beginning on page 8.

Longleaf Partners Funds Trust
Notes to Schedules of Investments
March 31, 2010
(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2009 Annual Report previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	Small-Cap Fund	International Fund
Unrealized Appreciation	$2,048,318,192	$516,245,869	$437,659,326
Unrealized Depreciation	(905,245,567)	(332,733,911)	(218,413,562)

Net Unrealized Appreciation	$1,143,072,625	$183,511,958	$219,245,764

Cost for Federal Income Tax Purposes	$7,301,345,501	$2,473,571,208	$1,900,474,071

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended March 31, 2010.

	Share(a) at	Market Value
	March 31, 2010	March 31, 2010	December 31, 2009
Partners Fund
Inter Continental Hotels Group PLC	14,913,894	233,560,067	104,320,172
Inter Continental Hotels Group PLC ADR	151,495	2,369,382	–
Level 3 Communications, Inc.*	142,006,754	230,050,941	217,270,334
Level 3 Communications, Inc.
15% Convertible Senior Notes due 1-15-13	100,062,000 (b)	133,707,848	125,077,500
The NipponKoa Insurance Company, Ltd.	63,701,000	394,511,488	362,684,174
Pioneer Natural Resources Company	8,657,900	487,612,928	417,051,043
		1,481,812,654	1,226,403,223

Small-Cap Fund
Dillards, Inc.	6,995,748	165,099,653	166,986,301
DineEquity, Inc.*	2,978,100	117,724,293	72,338,049
Fair Isaac Corporation	7,216,400	182,863,576	153,781,484
Potlach Corporation	2,887,000	101,160,480	92,037,560
Ruddick Corporation	3,107,459	98,320,003	79,954,920
Service Corporation International	14,447,000	132,623,460	119,645,384
Texas Industries, Inc.	3,590,320	122,681,234	87,968,359
tw telecom, inc*	14,732,670	267,397,960	252,517,964
Wendy’s/ Arby’s Group Inc.	25,136,597	125,682,985	117,890,640
Worthington Industries, Inc.	6,581,000	113,785,490	86,013,670
		1,427,339,134	1,229,134,331

Purchases, sales and dividend income for these affiliates for the period ended March 31, 2010 were as follows:

	Purchases	Sales	Dividend or Interest Income(c)
Partners Fund
Inter Continental Hotels Group PLC	$106,901,106	$–	$4,158,526
Inter Continental Hotels Group PLC ADR	2,111,796	–	44,237
Level 3 Communications, Inc.*	–	–	–
Level 3 Communications, Inc. 15% Convertible Senior Notes due 1-15-13	–	–	3,722,130	(d)
The NipponKoa Insurance Company, Ltd.	–	–	5,114,503
Pioneer Natural Resources Company	–	–	346,316

	109,012,902	–	13,385,712

Small-Cap Fund
Dillards, Inc.	–	48,250,787	279,830
DineEquity, Inc.*	–	–	–
Fair Isaac Corporation	–	–	144,328
Potlach Corporation	–	–	1,472,370
Ruddick Corporation	–	–	372,895
Service Corporation International	–	1,480,678	584,349
Texas Industries, Inc.	40,006,881	–	269,274
tw telecom, inc.*	–	–	–
Wendy’s/Arby’s Group Inc.	–	–	377,049
Worthington Industries, Inc.	–	–	658,100

	$40,006,881	$49,731,465	$4,158,195

       *   Non-income producing.

      (a)   Common stock unless otherwise noted.
      (b)   Principal amount.
      (c)   Dividend income unless otherwise noted.
      (d)   Interest income.

4. Fair Value for Financial Reporting
Statement of Financial Accounting Standards No. 157 (“FAS 157”) establishes a single definition of fair value for financial reporting, creates a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.
     •  Level 1 — quoted prices in active markets for identical investments
     •  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     •  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds’, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

A summary of the inputs used in valuing the Funds’ net assets as of March 31, 2010 follows:

	Partners Fund		Small-Cap Fund		International Fund
		Other Financial		Other Financial		Other Financial
		Instruments		Instruments		Instruments
	Investment	(Unrealized	Investment	(Unrealized	Investment	(Unrealized
	in Securities	Depreciation)*	in Securities	Appreciation)*	in Securities	Depreciation)*
Level 1 — quoted prices	$8,289,749,742	$–	$2,655,164,464	$–	$2,119,330,245	$(2,917,391)
Level 2 — significant other observable inputs	133,707,848	(12,951,497)	–	–	–	–
Level 3 — significant unobservable inputs	–	–	–	–	–	–

Total	$8,423,457,590	$(12,951,497)	$2,655,164,464	$–	$2,119,330,245	$(2,917,391)

Application of standing Board valuation procedures related to non-U.S. securities triggered reclassifications between Level 1 and Level 2 assets during the period. For the quarter ended March 31, 2010, $748,497,588, $109,877,345 and $1,405,451,647 transferred from Level 2 to Level 1 in the Partners, Small-Cap and International Funds, respectively.

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/depreciation of the investment, and options written, valued at market. These financial instruments are presented following the Portfolio of Investments.
5. Derivatives Instruments
The Partners and International Funds invested in forward currency contracts. During the period, exposure to forward contracts, based on their market values, was generally between 0% and (0.02)% and 0.04% to (0.15)% of the Partners and International Funds, respectively. In addition, the Partners Fund wrote covered call options. For the quarter ended March 31, 2010, the Partners Fund’s exposure to written call options based on their market values was generally between (0.06)% and (0.35)%.
Please see the Funds’ Annual Report dated December 31, 2009 for additional disclosure regarding the risks associated with forward currency contracts and written call options.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	May 13, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 13, 2010

By	/s/ Julie M. Bishop
Julie M. Bishop
Vice President and CFO-Mutual Funds, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 13, 2010